Effective Tax Rate (Detail: Text Values)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Effective Tax Rate [Abstract]
Effective tax rate	211.00%	3500.00%	42.00%	3100.00%